UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3056

                                  TRIDAN CORP.
               (Exact name of registrant as specified in charter)

                East 42nd Street, 17th Floor, New York, NY 10017
                    (Address of principal executive offices)

      I. Robert Harris, c/o Kantor, Davidoff, Wolfe, Mandelker & Kass, P.C.
                     51 East 42nd Street, New York, NY 10017
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 239-0515

Date of fiscal year end:   April 30, 2009

Date of reporting period:  January 31, 2009

Item 1.  Schedule of Investments.

      Attached on the following pages is a schedule of the registrant's investments as of the close of its fiscal quarter ended January 31, 2009.

Tridan Corp.
Schedule of Investments in Municipal Obligations
January 31,2009
--------------------------------------------------------------------------------

                                             INTEREST      MATURITY        PRINCIPAL         AMORTIZED         MARKET
                                               RATE          DATE            AMOUNT             COST            VALUE
                                             --------------------------------------------------------------------------
NYS ENVIRONMENTAL FACS.                        5.75%       6/15/2008      $        --      $        --      $        --

CITY OF NY GENERAL PURPOSE
UNLIMITED TAX                                  6.75%        2/1/2009           50,000           50,448           50,000

SUFFOLK COUNTY WATER AUTHORITY                 6.00%        6/1/2009          515,000          517,459          524,234

NEW YORK STATE DORMITORY-PACE UNIV.            6.50%        7/1/2009               --               --

MONROE COUNTY N.Y.PUB. IMPROV.                 6.00%        6/1/2010           10,000           10,100           10,184

MT SINAI UNION FREE
SCHOOL DISTRICT NY                             6.20%       2/15/2011        1,070,000        1,068,642        1,163,454

NEW YORK STATE DORM ITORY                      5.50%       3/15/2011        1,000,000        1,034,059        1,080,940
AUTH REV PERSONAL INCOME TAX

NEW YORK STATE DORMITORY                       7.50%       5/15/2011          365,000          362,965          394,450
REVS ST. UNIV

CITY OF BUFFALO NEW                            5.00%        7/1/2011        1,110,000        1,142,794        1,200,165
YORK SEWER AUTH SYS

CLEVELAND HILL UNION FREE                      5.50%      10/15/2011        1,480,000        1,491,806        1,532,244
SCHOOL DISTRICT,CHEEKTOWN NY

SUFFOLK COUNTY JUDICIAL FACS                   5.75%      10/15/2011        1,340,000        1,352,677        1,392,769

TRIBOROUGH BRDG & TUNNEL                       6.00%        1/1/2012        1,175,000        1,194,637        1,280,362
AUTH NY REVS

MONROE COUNTY NY                               6.00%        3/1/2012          445,000          473,978          487,631
REF PUB IMPT UNLTD TAX

NEW YORK ST ENVIRNIRONMENTAL                   5.25%      12/15/2012          400,000          425,372          450,320
FACS COPR STATE PERSONAL
INCOME TAX REV

NEW YORK STATE THRUWAY                         5.25%        4/1/2013        1,000,000        1,056,704        1,130,310
AUTH 2ND GEN. HWY. & BRIDGE

NEW YORK STATE DORMITORY                       5.75%        7/1/2013          215,000          231,737          232,614
AUTH REV CITY UNIV
GENL SYS 2ND SER

NASSAU COUNTY INTERIM                          5.75%      11/15/2013        1,100,000        1,114,093        1,197,702
FINANCE AUTH NY ,SALES TAX

CATTARAUGUS COUNTY                             5.00%        6/1/2014          275,000          288,366          296,335
NY PUBLIC IMPT REF,UNLTD.TAX

ARDSLEY NY UNION FREE SCHOOL                   5.00%       6/15/2014          415,000          450,238          478,869

CLARKSTOWN N.Y. CENTRAL                        5.25%       4/15/2015          400,000          423,495          455,084
SCHOOL DIST UNLTD. TAX

CATTARUGUS COUNTY                              5.00%        6/1/2015          275,000          287,761          294,030
NY PUBLIC IMPT REF,UNLTD.TAX

COMMONWEALTH OFPUERTO RICO                     5.50%        7/1/2015          500,000          542,074          540,250
TRANS AUTHORITY SER E

VILLAGE OF BRIARCLIFF N.Y.                     5.00%        9/1/2017          215,000          237,736          253,797
PUB. IMPT. UNLIMITED TAX

VILLAGE OF BRIARCLIFF N.Y.                     5.00%        9/1/2015          310,000          341,244          363,717
PUB. IMPT. UNLIMITED TAX

NIAGRA FALLS BRIDGE COMMISSION                 5.25%       10/1/2015        2,000,000        2,076,728        2,165,600
NY TOLL REV. HWY. IMPT. SER B

BETHLEHEM NY CENTRAL                           5.00%       11/1/2015          500,000          533,815          570,135
SCHOOL DIST REF. UNLTD. TAX

PLEASANTVILLE NY                               5.00%        1/1/2016          440,000          470,285          498,973
PUBLIC IMPT UNLTD TAX

ARDSLEY N.Y. UNION FREE SCHOOL                 4.00%       6/15/2016          460,000          475,976          509,477

COMMONWEALTH OF PUERTO RICO                    6.25%        7/1/2016          285,000          323,108          317,251
HIGHWAYTRANS AUTH SER Z

TRIBOROUGH BRIDGE & TUNNEL                     5.50%        1/1/2017        1,000,000        1,015,263        1,194,490
AUTH NY GENL PURPOSE REVS

NEW YORK ST LOCAL                              5.50%        4/1/2017          240,000          261,091          277,572
GOVT ASST CORP REF

PUERTO RICO ELECTRIC                           5.50%        7/1/2017          700,000          766,937          698,096
POWER AUTHORITY

CITY OF NEW YORK, UNLTD. TAX                   5.00%        8/1/2017          500,000          535,864          538,470

NEW YORK STATE DORMITORY AUTH.                 5.25%       10/1/2017        1,000,000        1,109,229        1,172,070

NEW YORK STATE DORMITORY AUTH.                 5.00%       10/1/2019          585,000          624,688          633,824

SALES TAX ASSET RECEIVABLE CORP.               5.00%      10/15/2017          275,000          303,712          310,351

NEW YORK STATE DORMITORY AUTH REVS             5.50%       5/15/2018        1,155,000        1,283,469        1,333,667

NYS ENVIRONMENTAL                              5.00%       6/15/2018        1,000,000        1,048,504        1,121,400

NEW YORK STATE DORMITORY AUTHORITY             5.00%       10/1/2018          430,000          462,368          474,896

NEW YORK STATE THRUWAY AUTHORITY               5.25%       3/15/2019          750,000          815,512          871,365

NEW YORK STATE DORMITORY AUTHORITY             5.50%        7/1/2019        1,000,000        1,096,424        1,131,190

TRIBOROUGH BRIDGE & TUNNEL AUTH.               5.50%      11/15/2019        1,000,000        1,120,117        1,159,730
NY GENL. PURPOSE REVS.

NEW YORK STATE DORMITORY AUTHORITY             5.00%        7/1/2020        1,000,000        1,043,208        1,026,740

NEW YORK STATE DORMITORY AUTHORITY             5.25%        7/1/2021        1,000,000        1,103,746        1,067,730

NEW YORK STATE DORMITORY AUTHORITY             5.00%        2/1/2021        1,035,000        1,067,662        1,035,828

NEW YORK STATE DORMITORY AUTHORITY             5.25%      11/15/2023        1,400,000        1,492,642        1,466,374

SACHEM COUNTY                                  5.25%      10/15/2019          500,000          550,155          563,680

CITY OF NEW YORK MUNICIPAL WATER               5.63%       6/15/2024        1,000,000          987,363        1,091,520

NEW YORK CITY TRANSITIONAL FINANCE             5.00%       7/15/2016          750,000          806,658          866,753
NEW YORK CITY NY REF                           6.00%       5/15/2030          150,000          168,322          162,170

SHORT TERM VARIABLE RATES
                                                                          ---------------------------------------------
                                                                          $33,820,000      $35,641,231      $37,068,813
                                                                          ============================================

Item 2.     Controls and Procedures.

            (a) The registrant's management, with the participation of its chief executive and chief financial officers, have evaluated the effectiveness of the company's disclosure controls and procedures, within the 90-day period prior to the filing date of this report. Based on that evaluation, the registrant's chief executive and chief financial officers have concluded that such controls and procedures are effective to ensure that information required to be disclosed by the registrant on Form N-CSR and Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

            (b) There has been no change in the registrant's internal control over financial reporting that occurred during its last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits.

            Filed herewith as exhibits are the separate certifications for the registrant's principal eaxecutive and principal financial officers.

                                   SIGNATURES

      Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       Tridan Corp.
            --------------------------------------------------------------------


By (Signature and Title)   /s/  Peter Goodman
                        --------------------------------------------------------
                        Peter Goodman, President and Chief Executive Officer

Date March 24, 2009

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)  /s/  Peter Goodman
                        --------------------------------------------------------
                        Peter Goodman, President and Chief Executive Officer

Date March 24, 2009


By (Signature and Title)  /s/  Warren F. Pelton
                        --------------------------------------------------------
                        Warren F. Pelton, Treasurer and Chief Financial Officer

Date March 24, 2009